INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORY

NOTE 6 – INVENTORY:

Composed as follows:

	June 30,	December 31,
	2021	2020
	USD in thousands
Raw materials and supplies	145	45
Finished goods	-	278
Inventory write downs	-	(79)
	145	244

During the period ended June 30, 2021, no impairment occurred.

SCOUTCAM INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 - INVENTORY:

Composed as follows:

	December 31,
	2020	2019
	USD in thousands
Raw materials and supplies	45	24
Work in progress	-	316
Finished goods	278	560
Inventory write downs	(79)	-
	244	900

During the year ended 2019, no impairment occurred.